AeroTurbine Restructuring (Tables)	12 Months Ended
Dec. 31, 2016
AeroTurbine, Inc. [Member]
Schedule Of Impairment Charges And Severance Expenses

We recorded the following charges in transaction, integration and restructuring related expenses in our Consolidated Income Statements during the years ended December 31, 2016 and 2015.

	Year Ended December 31,
	2016	2015
Leased engines impairment	$15,392	$22,402
Severance expenses	19,801	2,072
Tradename and other intangible assets impairment	14,868	24,837
Write-down of fixed assets and consumable inventory	3,328	—
	$53,389	$49,311